Revenue and Expenses	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Revenues and Expenses
Revenue and expenses
Revenues
The breakdown of “Revenues” is as follows:

Millions of euros	2018	2017	2016
Rendering of services	43,085	47,175	47,321
Sales	5,608	4,833	4,715
Total	48,693	52,008	52,036

Sales mainly include the sale of mobile terminals.
The breakdown of Revenues by segments is detailed in Note 4.
Other income
The breakdown of “Other income” is as follows:

Millions of euros	2018	2017	2016
Own work capitalized	815	863	867
Gain on disposal of companies	21	3	228
Gain on disposal of other assets	241	176	130
Government grants	22	23	28
Other operating income	523	424	510
Total	1,622	1,489	1,763

“Gain on disposal of companies” in 2018 mainly includes the gain on disposal of Tokbox Inc (see Appendix I). In 2016, this heading included the gain on disposal of Telefónica Media Argentina, S.A. and Atlántida Comunicaciones, S.A., holding companies of the Group’s stake in Televisión Federal, S.A. (Telefé), amounting to 199 million euros.
“Gain on disposal of other assets” includes gains from the sale of telephone towers of 53 million euros, 7 million euros and 1 million euros in 2018, 2017 and 2016, respectively.
"Other operating income" in 2018 includes gains from changes in the fair value of equity instruments in the amount of 24 million euros.
Other expenses
The breakdown of “Other expenses” is as follows:

Millions of euros	2018	2017	2016
Leases included in "Other expenses"	1,071	1,069	1,076
Advertising	1,029	1,211	1,256
Other external services	10,398	10,445	10,436
Taxes other than income tax	365	1,285	1,136
Change in trade provisions	748	863	799
Losses on disposal of fixed assets and changes in provisions for fixed assets	35	44	71
Goodwill impairment (Note 7)	350	—	215
Other operating expenses	403	509	352
Total	14,399	15,426	15,341

The favorable court rulings obtained by Telefónica Brazil in relation to the right to exclude the state tax on goods and services (ICMS) from the tax base for PIS and COFINS contributions, reduced the “Taxes” item by 789 million euros in 2018 (see Note 11).

"Other operating expenses " in 2018 includes losses from changes in the fair value of equity instruments in the amount of 3 million euros and the impairment of trade receivables measured at fair value through OCI in the amount of 46 million euros.
Estimated payment schedule
The estimated payment schedule in millions of euros for the next few years on operating leases and purchase and other contractual commitments (non-cancelable without penalty cost) are as follows:

12/31/2018	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Telefónica Brazil	2,338	446	760	555	577
Telefónica Germany	2,151	436	667	432	616
Telefónica Hispam Norte	1,347	271	479	265	332
Telefónica Hispam Sur	446	112	186	86	62
Telefónica Spain	534	114	191	136	93
Telefónica United Kingdom	578	177	189	103	109
Others	491	93	165	99	134
Operating lease obligations(1)	7,885	1,649	2,637	1,676	1,923
Purchase and other contractual obligations(2)	12,881	4,864	4,990	1,801	1,226
(1) This item includes definitive payments (non-cancelable without penalty cost). Our operating lease obligations have in some cases extension options conditioned on the applicable law of each country. Accordingly, we have included only those amounts that represent the initial contract period.
(2) This item includes definitive payments (non-cancelable without penalty cost) due for agreements to purchase goods (such as network equipment) and services.
At December 31, 2018, the present value of future payments for Telefónica Group operating leases was 7,229 million euros (1,962 million euros in Telefónica Brazil, 2,153 million euros in Telefónica Germany, 1,083 million euros in Telefónica Hispam Norte, 410 million euros in Telefónica Hispam Sur, 545 million euros in Telefónica Spain, 594 million euros in Telefónica United Kingdom and 482 million euros in other companies classified as “Others” on the table above).
The main finance lease transactions are described in Note 27.
Headcount
The table below presents the breakdown of the Telefónica Group’s average number of employees by segment (see Note 4) in 2018, 2017 and 2016, together with total headcount at December 31 each year. The comparative figures have been restated to reflect the division of the Telefónica Hispanoamérica segment in Telefónica Hispam Norte and Telefónica Hispam Sur (see note 4).

	2018		2017		2016
	Average	Year-end	Average	Year-end	Average	Year-end
Telefónica Spain	26,712	25,305	28,084	27,291	30,214	28,772
Telefónica United Kingdom	6,732	7,188	6,776	6,687	7,454	7,075
Telefónica Germany	8,366	8,203	8,653	8,535	8,341	8,517
Telefónica Brazil	34,068	33,499	33,991	34,125	34,247	33,782
Telefónica Hispam Norte	12,254	12,156	12,620	12,354	13,214	13,150
Telefónica Hispam Sur	24,883	24,673	25,378	25,095	25,674	25,751
Other companies	8,838	9,114	9,869	8,631	12,976	10,276
Total	121,853	120,138	125,371	122,718	132,120	127,323

Of the final headcount at December 31, 2018, approximately 37.7% are women (37.7% at December 31, 2017).
At December 31, 2018, the number of employees with disabilities is 955 (217 in Spain).
Depreciation and amortization
The breakdown of “Depreciation and amortization” on the consolidated income statement is as follows:

Millions of euros	2018	2017	2016
Depreciation of property, plant and equipment (Note 8)	5,751	5,953	5,951
Amortization of intangible assets (Note 6)	3,298	3,443	3,698
Total	9,049	9,396	9,649

Earnings per share
Basic earnings per share amounts are calculated by dividing (a) the profit for the year attributable to equity holders of the parent, adjusted for the net coupon corresponding to the undated deeply subordinated securities (see Note 15) and for the interest cost accrued in the period in relation to the debt component of the mandatorily convertible notes of the parent company (which matured on September 25, 2017, see note 15) by (b) the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued upon the conversion of the said mandatorily convertible notes from the date of their issuance.
Diluted earnings per share amounts are calculated by dividing the net profit for the year attributable to ordinary equity holders of the parent, adjusted as described above, by the weighted average number of ordinary shares adjusted as described in the preceding paragraph, plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares.
Both basic and diluted earnings per share attributable to equity holders of the parent are calculated based on the following data:

Millions of euros	2018	2017	2016
Profit attributable to ordinary equity holders of the parent from continuing operations	3,331	3,132	2,369
Adjustment for the coupon corresponding to undated deeply subordinated securities	(540)	(374)	(348)
Tax effect	138	97	91
Adjustment for the financial expense of the debt component of the mandatorily convertible notes	—	1	1
Total profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share from continuing operations	2,929	2,856	2,113

Thousands
Number of shares	2018	2017	2016
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings per share	5,126,575	5,110,188	4,909,254
Adjustment for mandatorily convertible notes	—	—	151,265
Adjusted number of shares for basic earnings per share (excluding treasury shares)	5,126,575	5,110,188	5,060,519
Telefónica, S.A. share option plans	663	—	2,716
Weighted average number of ordinary shares outstanding for diluted earnings per share	5,127,238	5,110,188	5,063,235

For the purposes of calculating the earnings per share (basic and diluted) of 2016, the weighted average number of shares outstanding was retrospectively adjusted for the bonus share issues carried out to meet the scrip dividends paid in 2016 (see Note 15) as if such transaction has occurred at the beginning of the period, since the number of shares outstanding changed without a corresponding change in equity.
Thus, basic and diluted earnings per share attributable to equity holders of the parent are as follows:

Figures in euros	2018	2017	2016
Basic earnings per share	0.57	0.56	0.42
Diluted earnings per share	0.57	0.56	0.42

Revenues and Expenses
Revenue and expenses
Revenues
The breakdown of “Revenues” is as follows:

Millions of euros	2018	2017	2016
Rendering of services	43,085	47,175	47,321
Sales	5,608	4,833	4,715
Total	48,693	52,008	52,036

Sales mainly include the sale of mobile terminals.
The breakdown of Revenues by segments is detailed in Note 4.
Other income
The breakdown of “Other income” is as follows:

Millions of euros	2018	2017	2016
Own work capitalized	815	863	867
Gain on disposal of companies	21	3	228
Gain on disposal of other assets	241	176	130
Government grants	22	23	28
Other operating income	523	424	510
Total	1,622	1,489	1,763

“Gain on disposal of companies” in 2018 mainly includes the gain on disposal of Tokbox Inc (see Appendix I). In 2016, this heading included the gain on disposal of Telefónica Media Argentina, S.A. and Atlántida Comunicaciones, S.A., holding companies of the Group’s stake in Televisión Federal, S.A. (Telefé), amounting to 199 million euros.
“Gain on disposal of other assets” includes gains from the sale of telephone towers of 53 million euros, 7 million euros and 1 million euros in 2018, 2017 and 2016, respectively.
"Other operating income" in 2018 includes gains from changes in the fair value of equity instruments in the amount of 24 million euros.
Other expenses
The breakdown of “Other expenses” is as follows:

Millions of euros	2018	2017	2016
Leases included in "Other expenses"	1,071	1,069	1,076
Advertising	1,029	1,211	1,256
Other external services	10,398	10,445	10,436
Taxes other than income tax	365	1,285	1,136
Change in trade provisions	748	863	799
Losses on disposal of fixed assets and changes in provisions for fixed assets	35	44	71
Goodwill impairment (Note 7)	350	—	215
Other operating expenses	403	509	352
Total	14,399	15,426	15,341

The favorable court rulings obtained by Telefónica Brazil in relation to the right to exclude the state tax on goods and services (ICMS) from the tax base for PIS and COFINS contributions, reduced the “Taxes” item by 789 million euros in 2018 (see Note 11).

"Other operating expenses " in 2018 includes losses from changes in the fair value of equity instruments in the amount of 3 million euros and the impairment of trade receivables measured at fair value through OCI in the amount of 46 million euros.
Estimated payment schedule
The estimated payment schedule in millions of euros for the next few years on operating leases and purchase and other contractual commitments (non-cancelable without penalty cost) are as follows:

12/31/2018	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Telefónica Brazil	2,338	446	760	555	577
Telefónica Germany	2,151	436	667	432	616
Telefónica Hispam Norte	1,347	271	479	265	332
Telefónica Hispam Sur	446	112	186	86	62
Telefónica Spain	534	114	191	136	93
Telefónica United Kingdom	578	177	189	103	109
Others	491	93	165	99	134
Operating lease obligations(1)	7,885	1,649	2,637	1,676	1,923
Purchase and other contractual obligations(2)	12,881	4,864	4,990	1,801	1,226
(1) This item includes definitive payments (non-cancelable without penalty cost). Our operating lease obligations have in some cases extension options conditioned on the applicable law of each country. Accordingly, we have included only those amounts that represent the initial contract period.
(2) This item includes definitive payments (non-cancelable without penalty cost) due for agreements to purchase goods (such as network equipment) and services.
At December 31, 2018, the present value of future payments for Telefónica Group operating leases was 7,229 million euros (1,962 million euros in Telefónica Brazil, 2,153 million euros in Telefónica Germany, 1,083 million euros in Telefónica Hispam Norte, 410 million euros in Telefónica Hispam Sur, 545 million euros in Telefónica Spain, 594 million euros in Telefónica United Kingdom and 482 million euros in other companies classified as “Others” on the table above).
The main finance lease transactions are described in Note 27.
Headcount
The table below presents the breakdown of the Telefónica Group’s average number of employees by segment (see Note 4) in 2018, 2017 and 2016, together with total headcount at December 31 each year. The comparative figures have been restated to reflect the division of the Telefónica Hispanoamérica segment in Telefónica Hispam Norte and Telefónica Hispam Sur (see note 4).

	2018		2017		2016
	Average	Year-end	Average	Year-end	Average	Year-end
Telefónica Spain	26,712	25,305	28,084	27,291	30,214	28,772
Telefónica United Kingdom	6,732	7,188	6,776	6,687	7,454	7,075
Telefónica Germany	8,366	8,203	8,653	8,535	8,341	8,517
Telefónica Brazil	34,068	33,499	33,991	34,125	34,247	33,782
Telefónica Hispam Norte	12,254	12,156	12,620	12,354	13,214	13,150
Telefónica Hispam Sur	24,883	24,673	25,378	25,095	25,674	25,751
Other companies	8,838	9,114	9,869	8,631	12,976	10,276
Total	121,853	120,138	125,371	122,718	132,120	127,323

Of the final headcount at December 31, 2018, approximately 37.7% are women (37.7% at December 31, 2017).
At December 31, 2018, the number of employees with disabilities is 955 (217 in Spain).
Depreciation and amortization
The breakdown of “Depreciation and amortization” on the consolidated income statement is as follows:

Millions of euros	2018	2017	2016
Depreciation of property, plant and equipment (Note 8)	5,751	5,953	5,951
Amortization of intangible assets (Note 6)	3,298	3,443	3,698
Total	9,049	9,396	9,649

Earnings per share
Basic earnings per share amounts are calculated by dividing (a) the profit for the year attributable to equity holders of the parent, adjusted for the net coupon corresponding to the undated deeply subordinated securities (see Note 15) and for the interest cost accrued in the period in relation to the debt component of the mandatorily convertible notes of the parent company (which matured on September 25, 2017, see note 15) by (b) the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued upon the conversion of the said mandatorily convertible notes from the date of their issuance.
Diluted earnings per share amounts are calculated by dividing the net profit for the year attributable to ordinary equity holders of the parent, adjusted as described above, by the weighted average number of ordinary shares adjusted as described in the preceding paragraph, plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares.
Both basic and diluted earnings per share attributable to equity holders of the parent are calculated based on the following data:

Millions of euros	2018	2017	2016
Profit attributable to ordinary equity holders of the parent from continuing operations	3,331	3,132	2,369
Adjustment for the coupon corresponding to undated deeply subordinated securities	(540)	(374)	(348)
Tax effect	138	97	91
Adjustment for the financial expense of the debt component of the mandatorily convertible notes	—	1	1
Total profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share from continuing operations	2,929	2,856	2,113

Thousands
Number of shares	2018	2017	2016
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings per share	5,126,575	5,110,188	4,909,254
Adjustment for mandatorily convertible notes	—	—	151,265
Adjusted number of shares for basic earnings per share (excluding treasury shares)	5,126,575	5,110,188	5,060,519
Telefónica, S.A. share option plans	663	—	2,716
Weighted average number of ordinary shares outstanding for diluted earnings per share	5,127,238	5,110,188	5,063,235

For the purposes of calculating the earnings per share (basic and diluted) of 2016, the weighted average number of shares outstanding was retrospectively adjusted for the bonus share issues carried out to meet the scrip dividends paid in 2016 (see Note 15) as if such transaction has occurred at the beginning of the period, since the number of shares outstanding changed without a corresponding change in equity.
Thus, basic and diluted earnings per share attributable to equity holders of the parent are as follows:

Figures in euros	2018	2017	2016
Basic earnings per share	0.57	0.56	0.42
Diluted earnings per share	0.57	0.56	0.42